Montgomery, McCracken, Walker & Rhoads, llp attorneys at law
123 South Broad Street Avenue of the Arts Philadelphia, PA 19109-1029 215-772-1500 Fax 215-772-7620

March 4, 2011

VIA EDGAR TRANSMISSION

U. S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:

Philadelphia Investment Partners New Generation Fund

1933 Act Registration No. 333-165401

1940 Act Registration No. 811-22395

Ladies and Gentlemen:

On behalf of Philadelphia Investment Partners New Generation Fund (the “Trust”), attached herewith for filing please find Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on Form N-1A pursuant to the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended (“PEA No. 2”).  PEA No. 2 applies only to the Trust’s sole series of shares, also known as Philadelphia Investment Partners New Generation Fund (the “New Generation Fund”).

PEA No. 2 is being filed to: (i) complete the disclosures concerning the New Generation Fund as contained in the Trust’s previous filings; (ii) file the seed audit financial information for the New Generation Fund; (iii) add appropriate exhibits and consents; and (iv) respond to the comments from the Commission received on November 22, 2010.  Today, via separate EDGAR Correspondence, the Trust is filing an itemized response to each comment received from Kimberly A. Browning of the Division of Investment Management, Office of Disclosure and Review on November 22, 2011.

The Trust anticipates filing a request pursuant to Rule 461 under the Securities Act of 1933, as amended asking for acceleration of effectiveness of PEA No. 2 from the Commission on or about April 1, 2011, and is willing to work with the Staff to achieve this goal.

Very truly yours,

/s/ TERRANCE JAMES REILLY

Terrance James Reilly

cc:

Kimberly A. Browning

Laura Anne Corsell, Esq.

Peter C. Zeuli